Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2040 Portfolio℠
March 31, 2024
VIPIFF2040-NPRT1-0524
1.9909103.100
Equity Funds - 86.7%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	13,741	771,287
VIP Emerging Markets Portfolio Investor Class (a)	104,766	1,136,712
VIP Equity-Income Portfolio Investor Class (a)	23,459	627,062
VIP Growth & Income Portfolio Investor Class (a)	29,070	860,762
VIP Growth Portfolio Investor Class (a)	12,116	1,278,624
VIP Mid Cap Portfolio Investor Class (a)	4,951	197,504
VIP Overseas Portfolio Investor Class (a)	89,004	2,460,965
VIP Value Portfolio Investor Class (a)	21,737	439,305
VIP Value Strategies Portfolio Investor Class (a)	12,436	218,128
TOTAL EQUITY FUNDS (Cost $7,083,904)		7,990,349

Fixed-Income Funds - 13.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	21,809	196,931
Fidelity International Bond Index Fund (a)	9,660	88,581
Fidelity Long-Term Treasury Bond Index Fund (a)	68,198	664,252
VIP High Income Portfolio Investor Class (a)	5,349	24,873
VIP Investment Grade Bond II Portfolio Investor Class (a)	27,027	254,050
TOTAL FIXED-INCOME FUNDS (Cost $1,226,413)		1,228,687

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,310,317)	9,219,036
NET OTHER ASSETS (LIABILITIES) - 0.0%	75
NET ASSETS - 100.0%	9,219,111

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	154,354	49,591	6,969	55	(90)	45	196,931
Fidelity International Bond Index Fund	101,571	34,611	47,466	695	268	(403)	88,581
Fidelity Long-Term Treasury Bond Index Fund	440,948	272,830	34,367	4,343	(2,840)	(12,319)	664,252
VIP Contrafund Portfolio Investor Class	578,071	139,232	44,649	2,411	1,823	96,810	771,287
VIP Emerging Markets Portfolio Investor Class	898,561	238,540	35,942	818	525	35,028	1,136,712
VIP Equity-Income Portfolio Investor Class	468,751	137,782	24,875	2,770	255	45,149	627,062
VIP Growth & Income Portfolio Investor Class	644,121	180,295	36,564	4,495	503	72,407	860,762
VIP Growth Portfolio Investor Class	957,343	243,960	65,345	14,784	2,360	140,306	1,278,624
VIP High Income Portfolio Investor Class	19,510	5,688	752	9	(9)	436	24,873
VIP Investment Grade Bond II Portfolio Investor Class	413,221	114,276	268,995	222	(5,266)	814	254,050
VIP Mid Cap Portfolio Investor Class	146,763	42,560	9,375	2,882	46	17,510	197,504
VIP Overseas Portfolio Investor Class	1,900,461	481,443	74,407	7,636	1,387	152,081	2,460,965
VIP Value Portfolio Investor Class	327,138	107,605	20,136	7,444	(19)	24,717	439,305
VIP Value Strategies Portfolio Investor Class	161,793	53,228	11,232	2,411	(7)	14,346	218,128
	7,212,606	2,101,641	681,074	50,975	(1,064)	586,927	9,219,036

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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